SCHEDULE OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY (Details) - USD ($)		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 141,549	$ 271,467	$ 1,028,183
Total current assets		141,549	366,020	1,632,290
Total assets		101,975,733	209,298,900	204,632,996
Current liabilities:
Total current liabilities		3,262,809	2,854,360	76,474
Total liabilities		9,262,773	8,854,324	6,076,438
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)
Additional paid-in capital
Accumulated deficit		(9,121,807)	(8,488,887)	(4,442,807)
Total shareholders’ deficit		(9,121,224)	(8,488,304)	(4,442,224)
Total liabilities and shareholders’ deficit		$ 101,975,733	209,298,900	204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents			62,798,729	62,754,165
Short-term investments			2,000,000	2,063,003
Prepayments, deposits and other receivables			31,776,196	22,773,279
Total current assets			115,419,309	102,513,388
Total assets			154,803,140	136,784,633
Current liabilities:
Borrowings	[1]		8,978,390	3,799,427
Accruals and other payables			53,159,031	61,399,970
Amounts due to related parties			83,757,317	52,165,395
Convertible bonds			9,192,140	7,561,050
Total current liabilities			166,864,662	131,572,066
Borrowings			7,879,279	2,104,343
Convertible bonds				9,192,140
Total liabilities			176,580,571	144,878,384
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)			58,030	58,030
Additional paid-in capital			29,172,373	29,172,373
Accumulated deficit			(76,768,829)	(60,090,694)
Accumulated other comprehensive loss			61,298	52,457
Total shareholders’ deficit			(47,477,128)	(30,807,834)
Total liabilities and shareholders’ deficit			154,803,140	136,784,633
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents			78,968	25,648
Short-term investments				2,012,562
Prepayments, deposits and other receivables			66,245	2,751,066
Amounts due from subsidiaries			6,869,413	5,610,972
Amounts due from related parties			90,666	1,857,039
Total current assets			7,105,292	12,257,287
Investments in subsidiaries			26,470,719	26,171,064
Investment in an equity security				100,000
Total assets			33,576,011	38,528,351
Current liabilities:
Borrowings			11,577,451	1,666,989
Accruals and other payables			5,410,027	1,596,197
Amounts due to subsidiaries			2,640,735	215,889
Amounts due to related parties			49,900,344	48,338,222
Convertible bonds			9,192,141	7,561,050
Total current liabilities			78,720,698	59,378,347
Borrowings				923,256
Convertible bonds				9,192,140
Total liabilities			78,720,698	69,493,743
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)			58,030	58,030
Additional paid-in capital			29,172,373	29,172,373
Accumulated deficit			(74,235,607)	(60,105,962)
Accumulated other comprehensive loss			(139,483)	(89,833)
Total shareholders’ deficit			(45,144,687)	(30,965,392)
Total liabilities and shareholders’ deficit			$ 33,576,011	$ 38,528,351

[1]	As of December 31, 2022 and 2021, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 17.0% per annum, respectively. As of December 31, 2022 and 2021, the weighted average interest rate of these borrowings was 22.4% and 15.9% per annum, respectively. The borrowings are denominated in HK$ and US$.